Note 14 - Stock Compensation Plans - Components of the ESOP Shares (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Allocated shares (in shares)	180,959	179,637
Unreleased shares (in shares)	25,249	39,677
Total ESOP shares (in shares)	206,208	219,314
Fair value of unreleased shares (in thousands)	$ 372	$ 469